Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Income Taxes [Line Items]
Summary of Charge for Current Taxation Income Tax Rates on Taxable Profit

The charge for current taxation is calculated at the following income tax rates on the taxable profit for the year for the various countries in which the Group operates:

Malta	5%	(a)	Israel	23%
Cayman	0%		Mexico	30%
United Kingdom	0%	(b)	India	25%
Brazil	34%	(c)	Chile	27% and 10% (e)
Colombia	31%		Peru	30%
Argentina	25% and 35%	(d)	Morocco	31% (f)
Ecuador	2%		Egypt	23%
Uruguay	25%		South Africa	28%
Panamá	25%		Nigeria	0%
Paraguay	10%		Indonesia	22%
Dominican Republic	27%

(a) With effect from year of assessment 2020, Dlocal Group Limited made an election in order for itself and its ‘Qualifying subsidiary’ to form a fiscal unit. The total chargeable income of the fiscal unit, resulting in a flat modified corporate tax rate of 5% being applicable directly to the income allocated to the principal taxpayer.

(b) The UK partnership are tax transparent. No charge for current taxation has been made in the other subsidiaries.

(c) Composed of IRPJ (Imposto de Renda de Pessoa Juridica) at the rate of 25% and CSLL (Contribuiyao Social sobre o Lucro Liquido) at the rate of 9%.

(d) Progressive rates: 25% and 35% depending on the tax result.

(e) General tax rate: 27%. Specific rate applicable to Propyme 10%.

(f) Progressive rates: 10%, 20% and 30% depending on the tax result.

Summary of Income Tax Charge Recognized in Profit and Losses

The income tax charge recognized in profit and losses is the following:

Current Income Tax	2021	2020	2019
Current Income Tax on profits for the year	(6,940)	(3,172)	(2,237)
Total Current Income Tax expense	(6,940)	(3,172)	(2,237)

Deferred income tax	2021	2020	2019
Increase in deferred income tax assets	(83)	200	16
Increase in deferred income tax liabilities	(624)	(259)	—
Total Deferred income tax (expense) / benefit	(707)	(59)	16
Income Tax expense	(7,647)	(3,231)	(2,221)

Summary of Deferred Tax Assets / Liabilities

Deferred Tax Assets

The balance comprises temporary differences attributable to:

	2021	2020	2019
Tax Losses	31	98	—
Accrued Liabilities	318	79	7
Exchange differences	—	14	9
Other	24	25	—
Total	373	216	16

Deferred Tax Liabilities

The balance comprises temporary differences attributable to:

	2021	2020	2019
Accrued receivables	900	259	—
Other	223	—
Total	1,123	259	—

Summary of Movements in Deferred Tax Assets

Movements:

	Tax losses	Accrued liabilities	Exchange differences	Other	Total
At January 1, 2021	98	79	14	25	216
(Charged) / credited to profit & loss	(67)	237	(14)	1	157
At December 31, 2021	31	316	—	26	373

	Tax losses	Accrued liabilities	Exchange differences	Other	Total
At January 1, 2020	—	12	4	—	16
(Charged) / credited to profit & loss	98	67	10	25	200
At December 31, 2020	98	79	14	25	216

Summary of Movements in Deferred Tax Liabilities

Movements:

	Accrued Liabilities	Other	Total
At January 1, 2021	259	—	259
(charged) / credited to profit & loss	641	223	864
At December 31, 2021	900	223	1,123

At January 1, 2020	—	—	—
(charged) / credited to profit & loss	259	—	259
At December 31, 2020	259	—	259

Summary of Reconciliation of Effective Tax Rate

The effective Income Tax rate of dLocal for fiscal year 2021 was 8.9% (10.3% and 12.5% in the years ended December 31, 2020 and 2019, respectively). For fiscal year 2021, dLocal applied for fiscal consolidation in Malta resulting in a domestic rate of 5% (fiscal consolidation was not applied for 2020 and 2019, resulting in a domestic rate of 35% with a 30% of tax refund). The reconciliation between the effective Income Tax rate and the statutory rate in Malta of 5% for fiscal year 2021, and 35% for fiscal years 2020 and 2019 is as follows:

	2021	2020	2019
Profit before Income Tax	85,500	31,418	17,823
Tax at the domestic rates applicable to profit before income tax in the respective jurisdiction	(4,275)	(4,718)	(1,246)
Permanent differences:
Tax effect of non-taxable income	3,369	8,489	2,929
Tax effect on income tax refund on dividends	—	(2,197)	(1,747)
Effect from entities taxes in different rates	(3,127)	(4,254)	(2,321)
Other permanent differences	(3,614)	(551)	164
Total Income Tax Expense	(7,647)	(3,231)	(2,221)

(1) Other permanent differences for 2021 comprises taxable income from subsidiaries not included in the Profit before Income Tax for an amount of USD 1,357, non-allowable taxes for USD 921, non-allowable expenses for USD 678 and other differences for USD 658.